Change in functional and presentation currency	12 Months Ended
Dec. 31, 2021
Change in functional and presentation currency
Change in functional and presentation currency

4      Change in functional and presentation currency

Prior to April 1, 2021 the functional currency of Jumia Technologies AG and all its German subsidiaries, was the Euro (EUR). Jumia Technologies AG and its German holding subsidiaries centralize the financing and treasury management activities of the Group. Jumia Services GmbH is a German subsidiary that provides services for the Group. Functional currency is determined by the primary economic environment in which the entity operates. Management considers cash flow, financing activities, and the currency in which the majority of the expenses are denominated, as the relevant indicators to describe Jumia Technologies AG’s and all the German subsidiaries’ primary economic environment. Following the increase of our cash balances in USD as a result of our successive equity fund raisings and the increased use of USD for the payment of certain suppliers, USD and USD denominated assets represents a larger portion of these companies’ total assets and a larger portion of these companies’ expenses are denominated in USD, and this constitutes a significant change in economic conditions. Jumia, therefore determined that, as of April 1, 2021, the functional currency of these entities changed from Euro to USD.

The change in functional currency was accounted for prospectively from April 1, 2021. All items were translated into the new functional currency using the exchange rate at the date of the change. The resulting translated amounts for non-monetary items are treated as their historical cost. Exchange differences arising from the translation of a foreign operation previously recognized in other comprehensive income as net investment in a foreign operation are not reclassified from equity to profit or loss until the disposal of the operation.

Jumia Technologies AG German subsidiaries

Company name	Country of incorporation
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY
Jumia Services GmbH	GERMANY
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY

Effective April 1, 2021, in line with the change in functional currency in Jumia Technologies AG and all its German subsidiaries, to reduce the potential for foreign exchange volatility in our reported earnings, the Group decided to change its presentation currency from EUR to USD. The Group applied the change to USD presentation currency retrospectively and restated the comparative financial information for the relevant periods as if the new presentation currency had always been the Group’s presentation currency.

The translation procedure is outlined below:

1.Income Statement and Statement of Cash Flows have been translated into US dollars using average foreign currency rates (or the foreign currency rate at the date of the transaction if exchange rate fluctuates significantly) prevailing for the relevant period.

2.Assets and liabilities in the Statement of Financial Position have been translated into US dollars at the closing foreign currency rates on the relevant reporting dates.

3.Share capital and Share premium have been translated into US dollars at the closing foreign currency rates on the relevant reporting dates.

4.The remaining equity components have been translated into US dollars as if it had always been the presentation currency

5.Earnings per share and dividend disclosures have also been restated to US dollars to reflect the change in presentation currency.

Below is the opening statement of financial position as of January 1, 2019 and December 31, 2019, as a change in presentation currency represents a change in accounting policy under IAS 8:

	As of January 1, 2019	As of December 31, 2019
In thousands	Restated (USD)	Restated (USD)
Assets
Non-current assets
Property and equipment	5,746	19,551
Intangible assets	206	53
Deferred tax assets	200	122
Other non-current assets	1,443	1,691
Total Non-current assets	7,595	21,417
Current assets
Inventories	10,789	11,210
Trade and other receivables	14,899	18,995
Income tax receivables	831	813
Other taxes receivable	4,774	6,051
Prepaid expenses	8,451	14,123
Term deposits and other financial assets	—	70,005
Cash and cash equivalents	115,165	190,679
Total Current assets	154,909	311,876
Total Assets	162,504	333,293
Equity and Liabilities
Equity
Share capital	152	175,868
Share premium	967,901	1,141,997
Other reserves	89,348	127,449
Accumulated losses	(1,000,216)	(1,239,991)
Equity attributable to the equity holders of the Company	57,185	205,323
Non-controlling interests	(157)	(574)
Total Equity	57,028	204,749
Liabilities
Non-current liabilities
Non-current borrowings	—	6,871
Provisions for liabilities and other charges	445	253
Deferred income	—	1,347
Total Non-current liabilities	445	8,471
Current liabilities
Current borrowings	—	3,427
Trade and other payables	54,118	63,310
Income tax payables	12,453	11,278
Other taxes payable	8,495	5,014
Provisions for liabilities and other charges	22,536	30,325
Deferred income	7,429	6,719
Total Current liabilities	105,031	120,073
Total Liabilities	105,476	128,544
Total Equity and Liabilities	162,504	333,293